Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Feb. 03, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Aug. 23, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Sep. 15, 2021	Aug. 31, 2021	Jul. 31, 2021	Jul. 01, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Apr. 20, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Dec. 28, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Sep. 01, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Dec. 26, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Apr. 17, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jul. 10, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Dec. 12, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Sep. 20, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015
C000081186
Account Value [Line Items]
Line Graph and Table Measure Name	AdvisorShares Dorsey Wright ADR ETF
Account Value	$ 22,450	$ 21,974	$ 21,215	$ 21,082	$ 21,309		$ 21,094	$ 19,662	$ 19,492	$ 18,240	$ 18,036	$ 17,880	$ 17,562	$ 17,480	$ 18,162	$ 17,076	$ 17,405	$ 16,313	$ 15,706	$ 15,687	$ 15,180	$ 13,257	$ 13,686	$ 14,567	$ 14,808	$ 13,803	$ 12,802	$ 13,358	$ 13,446	$ 13,475	$ 13,963	$ 13,249	$ 13,846	$ 12,944	$ 12,083	$ 13,475		$ 13,906	$ 13,184	$ 15,153	$ 14,608	$ 16,001	$ 15,774	$ 16,722	$ 17,227	$ 16,427	$ 17,363	$ 16,965		$ 18,116	$ 17,854		$ 17,700	$ 17,620	$ 17,300		$ 16,555	$ 16,607	$ 15,902	$ 16,196		$ 15,382	$ 14,209	$ 14,724		$ 15,005	$ 15,081	$ 14,116	$ 13,031	$ 12,220	$ 10,768	$ 13,158	$ 14,260	$ 14,381		$ 13,501	$ 13,399	$ 12,683	$ 13,156	$ 13,418	$ 13,185	$ 12,156	$ 12,164		$ 12,020	$ 12,194	$ 11,702	$ 10,584	$ 11,675	$ 12,256	$ 14,163	$ 13,791	$ 13,952		$ 14,050	$ 15,112	$ 15,278	$ 15,360	$ 15,805	$ 16,330	$ 15,378		$ 14,574	$ 14,991	$ 14,489	$ 13,684	$ 12,946	$ 12,170	$ 12,298	$ 12,244	$ 12,055	$ 11,617	$ 11,457	$ 10,468	$ 10,554	$ 10,784	$ 10,512		$ 10,409	$ 10,570	$ 10,105	$ 10,001	$ 9,920	$ 9,926	$ 9,298	$ 9,388	$ 9,915	$ 10,109	$ 9,885	$ 9,332	$ 9,493	$ 10,260	$ 10,000
C000216698
Account Value [Line Items]
Line Graph and Table Measure Name	AdvisorShares Dorsey Wright FSM All Cap World ETF
Account Value	$ 17,198	16,730	15,556	15,330	16,621		17,296	16,633	17,393	16,071	16,223	15,901	15,880	16,176	15,371	14,576	15,342	15,038	14,182	14,018	13,171	11,904	12,332	12,939	13,321	12,841	12,243	12,683	12,657	13,156	13,811	12,624	13,311	12,571	11,309	12,444		12,801	12,273	13,313	13,006	13,787	13,384	13,602	15,309	15,304	15,264	14,191		14,883	14,530		14,607	14,898	15,259		14,638	15,260	15,141	14,807		13,824	12,180	12,353		12,837	11,991	11,176	10,715	10,040	8,733	9,536	10,093	9,948	$ 10,000
C000216699
Account Value [Line Items]
Line Graph and Table Measure Name	AdvisorShares Dorsey Wright FSM US Core ETF
Account Value	$ 20,603	20,269	19,130	18,878	20,180		20,353	19,528	20,194	18,915	19,097	18,670	18,595	18,956	17,977	17,012	17,907	17,552	16,470	16,207	15,439	14,054	14,368	15,119	15,373	14,843	13,892	13,678	13,552	13,373	13,960	13,467	13,923	13,126	12,136	13,301		13,674	12,865	13,820	13,775	15,322	14,793	15,207	16,284	15,722	15,784	14,821		15,569	15,082		14,782	14,341	14,606		13,727	13,701	13,760	13,647		13,110	11,828	12,282		12,903	11,716	10,943	10,401	9,801	8,657	9,563	10,292	10,000	10,000
C000201033
Account Value [Line Items]
Line Graph and Table Measure Name	AdvisorShares Dorsey Wright Short ETF
Account Value	$ 3,479	3,690	3,849	3,525	3,417		3,242	3,293	3,107	3,310	3,158	3,217	3,102	3,320	3,229	3,306	3,093	3,214	3,251	3,110	3,608	3,996	3,680	3,380	3,157	3,521	3,868	3,672	3,628	3,459	3,287	3,992	3,696	3,998	4,464	3,867		3,759	4,207	3,797	3,740	3,365	3,437	3,420	3,424	3,742	3,499	3,532		3,466	3,491		3,444	3,520	3,592		3,725	3,975	4,280	4,606		5,014	7,205	7,632		7,112	7,766	7,753	9,168	10,062	14,040	11,054	9,892	9,129		9,808	10,388	10,403	11,354	10,134	9,973	11,022	9,476		9,945	9,812	10,218	12,214	10,683	11,152	10,045	9,952	9,932	$ 10,000
C000173320
Account Value [Line Items]
Line Graph and Table Measure Name	AdvisorShares Focused Equity ETF
Account Value	$ 29,448	28,775	27,395	27,552	28,279		28,568	27,267	29,894	28,213	28,753	28,383	27,690	26,015	26,199	25,372	26,559	25,753	25,051	24,750	23,075	20,637	21,718	22,981	23,183	22,388	20,379	21,170	21,138	20,679	21,193	19,758	20,348	18,829	17,085	18,475		19,194	17,547	18,606	18,768	19,925	19,677	20,269	21,844	20,370	20,502	19,221		20,275	20,001		19,341	19,282	19,478		18,462	17,638	17,585	18,007		17,208	15,765	16,103		16,496	15,998	14,747	14,814	14,008	12,652	14,160	15,556	15,402		15,228	14,623	14,478	14,444	14,441	14,177	13,497	13,923		13,343	13,259	12,688	11,810	13,137	12,587	13,596	13,581	13,131		12,762	12,398	12,333	12,417	12,635	12,936	12,524		12,400	11,919	11,590	11,274	11,428	11,439	11,331	11,302	11,087	10,996	10,789	10,378	10,385	9,901	10,080	$ 10,000
C000227805
Account Value [Line Items]
Line Graph and Table Measure Name	AdvisorShares Gerber Kawasaki ETF
Account Value	$ 9,665	8,944	8,231	7,888	8,670		8,987	8,830	9,119	8,537	8,704	8,523	8,506	8,724	8,342	7,918	8,429	8,120	7,536	7,345	6,922	6,267	6,628	7,141	7,500	7,261	6,721	6,691	6,905	6,817	6,790	6,051	6,871	6,591	6,256	6,967		7,375	6,529	7,295	7,586	9,132	8,826	9,175	10,587	10,857	10,951	9,879		10,473	10,163	$ 10,000
C000226855
Account Value [Line Items]
Line Graph and Table Measure Name	AdvisorShares Hotel ETF
Account Value	$ 13,258	12,662	11,709	12,143	13,419		14,382	13,871	14,118	12,950	12,488	11,987	11,825	11,812	11,615	11,881	12,655	12,225	11,619	11,726	10,820	9,529	10,126	10,581	11,151	10,490	9,759	10,097	10,128	10,435	10,558	9,459	9,987	9,512	8,374	9,107		9,550	8,111	9,565	10,287	10,917	10,489	9,905	10,901	9,925	10,790	10,443		9,976	9,528		10,081	10,637	10,512	$ 10,000
C000256704
Account Value [Line Items]
Line Graph and Table Measure Name	AdvisorShares HVAC and Industrials ETF
Account Value	$ 11,131	10,374	9,221	8,847	9,343	$ 10,000
C000099071
Account Value [Line Items]
Line Graph and Table Measure Name	AdvisorShares Insider Advantage ETF
Account Value	$ 22,896	22,198	21,289	21,748	22,850		23,434	22,715	24,370	22,803	23,067	22,683	22,476	21,736	22,096	21,305	22,652	21,494	20,373	20,254	19,009	17,527	18,168	18,719	19,194	18,251	16,583	17,023	17,224	17,926	17,963	16,408	17,658	16,660	14,695	16,401		17,112	16,182	17,616	17,200	18,409	18,228	18,439	18,524	17,530	18,315	17,398		18,018	17,729		17,805	18,117	17,538		16,764	15,796	14,853	15,038		14,529	12,513	12,774		13,150	12,639	12,213	12,175	11,701	10,431	12,384	13,495	13,816		13,330	12,931	12,693	12,627	12,608	12,416	11,720	12,315		11,933	11,889	11,581	10,787	11,955	11,630	12,605	12,667	12,579		12,204	12,221	12,171	12,326	12,604	13,307	12,810		12,670	12,112	12,123	11,698	11,941	11,830	11,486	11,626	11,660	11,834	11,551	11,364	11,206	10,313	10,299		10,354	10,191	9,813	9,918	9,771	9,917	9,322	9,100	9,554	9,933	9,916	9,234	9,623	10,119	10,000
C000237353
Account Value [Line Items]
Line Graph and Table Measure Name	AdvisorShares MSOS Daily Leveraged ETF
Account Value	$ 56	59	104	79	115		141	183	271	766	932	745	1,157	1,120	1,401	2,886	2,513	1,973	2,434	1,455	1,495	1,042	2,251	1,733	1,279	1,292	1,307	1,359	1,491	1,998	2,165	2,397	8,452	7,428	5,538	12,326	$ 10,000
C000227806
Account Value [Line Items]
Line Graph and Table Measure Name	AdvisorShares Psychedelics ETF
Account Value	$ 1,458	1,396	1,202	1,222	1,329		1,299	1,154	1,258	1,234	788	889	1,065	990	1,189	1,264	1,451	1,480	1,446	1,433	1,302	1,453	1,591	1,674	1,987	1,878	1,739	1,718	1,788	2,091	2,174	1,897	2,285	2,414	2,668	3,820		2,825	2,556	2,847	2,955	3,777	4,150	4,569	5,582	7,402	9,385	9,022	$ 10,000
C000211119
Account Value [Line Items]
Line Graph and Table Measure Name	AdvisorShares Pure Cannabis ETF
Account Value	$ 883	910	939	825	980		1,055	1,131	1,266	1,486	1,533	1,468	1,615	1,559	1,730	2,076	1,864	1,621	1,659	1,392	1,336	1,176	1,561	1,434	1,252	1,171	1,185	1,258	1,318	1,523	1,654	1,630	2,316	2,231	1,898	2,546		2,558	2,372	3,131	3,636	4,803	4,726	4,705	5,856	6,219	6,507	7,138		7,754	8,180		9,120	9,064	9,437		10,147	10,816	9,088	7,342		7,240	4,903	4,630		5,334	4,908	4,344	4,533	3,676	3,292	4,056	4,826	4,992		5,082	5,397	5,880	7,059	8,052	9,194	9,289	10,353	$ 10,000
C000215439
Account Value [Line Items]
Line Graph and Table Measure Name	AdvisorShares Pure US Cannabis ETF
Account Value	$ 956	976	1,270	1,049	1,265		1,371	1,523	1,806	2,666	2,848	2,531	3,018	2,932	3,213	4,499	3,979	3,432	3,738	2,788	2,712	2,241	3,197	2,705	2,249	2,198	2,234	2,214	2,308	2,643	2,701	2,839	4,761	4,397	3,588	5,270		4,659	4,151	5,654	6,154	8,370	8,704	8,431	10,237	10,681	10,928	12,653		13,048	14,301		16,086	16,594	16,961		17,030	19,054	16,738	14,525		13,317	9,965	8,713	$ 10,000
C000223023
Account Value [Line Items]
Line Graph and Table Measure Name	AdvisorShares Q Dynamic Growth ETF
Account Value	$ 15,491	14,726	13,893	13,737	14,367		14,719	14,370	14,590	13,912	14,162	13,730	13,538	13,539	12,942	12,452	13,086	12,855	12,221	12,241	11,703	10,858	10,952	11,547	11,794	11,396	10,801	10,066	10,069	9,269	9,289	8,470	9,215	8,725	8,269	9,301		9,828	8,809	9,651	9,781	11,112	10,728	11,209	12,224	12,034	11,937	11,192		11,824	11,445		11,250	10,612	10,750		10,238	10,181	10,039	10,000	$ 10,000
C000092409
Account Value [Line Items]
Line Graph and Table Measure Name	AdvisorShares Ranger Equity Bear ETF
Account Value	$ 1,842	1,938	2,041	1,941	1,846		1,721	1,783	1,703	1,893	1,886	1,925	1,885	2,085	2,081	2,159	1,982	2,007	2,063	1,933	2,174	2,360	2,161	1,991	1,873	2,083	2,344	2,379	2,344	2,225	2,217	2,651	2,503	2,620	2,792	2,599		2,640	2,934	2,659	2,552	2,251	2,287	2,336	2,274	2,332	2,313	2,373		2,276	2,227		2,119	2,219	2,224		2,336	2,392	2,530	2,797		3,058	4,084	4,138		4,016	4,343	4,472	4,788	5,373	6,351	5,231	4,974	4,948		5,283	5,836	6,039	6,411	5,897	5,867	6,378	5,906		6,292	6,335	6,834	7,745	7,081	7,339	6,769	6,762	6,929		7,170	7,489	7,702	7,591	7,486	6,998	7,230		7,337	7,717	7,718	7,964	7,820	7,872	8,215	8,024	8,085	8,174	8,304	8,515	8,631	9,088	8,835		8,736	9,048	9,747	9,592	9,476	9,770	10,744	10,965	9,881	9,605	9,678	10,515	10,386	10,000	10,000
C000226856
Account Value [Line Items]
Line Graph and Table Measure Name	AdvisorShares Restaurant ETF
Account Value	$ 12,728	12,248	11,067	11,365	12,267		12,550	11,676	12,513	11,189	11,128	10,581	10,147	10,235	10,071	9,944	10,305	9,998	9,389	9,477	8,562	7,705	7,871	8,414	9,225	8,990	8,395	8,426	8,289	8,198	8,461	7,559	8,258	8,203	7,268	7,653		7,542	6,884	7,709	8,186	8,866	9,156	8,964	9,539	8,467	9,134	9,366		9,713	9,626		9,899	10,025	10,418	10,000
C000105934
Account Value [Line Items]
Line Graph and Table Measure Name	AdvisorShares STAR Global Buy-Write ETF
Account Value	$ 18,499	17,887	17,260	17,270	17,754		17,741	17,356	17,753	17,149	17,458	17,241	16,889	16,633	16,325	15,824	16,370	15,987	15,549	15,515	14,869	13,905	14,235	14,779	15,095	14,760	14,225	14,360	14,200	13,846	14,235	13,434	13,923	13,110	12,494	13,513		14,085	13,345	14,198	14,151	15,175	14,953	15,246	15,845	15,447	15,777	15,147		15,605	15,388		15,276	15,038	14,938		14,559	14,238	14,036	14,126		13,759	12,747	13,058		13,442	12,824	12,315	12,246	11,852	11,041	12,307	13,030	13,109		12,837	12,585	12,405	12,270	12,376	12,291	11,833	12,325		12,058	11,892	11,613	10,942	11,666	11,532	12,161	12,176	12,012		11,747	11,741	11,560	11,507	11,663	12,030	11,686		11,591	11,456	11,332	11,200	11,196	11,040	10,963	10,890	10,801	10,773	10,554	10,422	10,295	10,156	10,300		10,295	10,290	10,064	9,925	9,883	9,835	9,425	9,410	9,756	9,921	9,929	9,425	9,613	10,113	10,000
C000194564
Account Value [Line Items]
Line Graph and Table Measure Name	AdvisorShares Vice ETF
Account Value	$ 15,198	14,813	14,022	13,996	14,849		14,355	14,011	14,803	13,790	13,992	13,529	13,309	12,587	12,625	11,973	13,037	12,442	11,833	11,855	11,413	10,445	11,068	11,921	12,645	12,395	11,494	12,472	12,104	12,150	12,165	11,499	12,139	11,384	10,095	11,123		11,510	10,756	11,611	12,016	12,880	13,249	12,889	14,066	12,980	13,919	13,729		14,008	13,751		15,244	15,073	15,197		14,558	14,365	13,307	12,951		12,005	11,285	10,930		11,026	10,353	9,528	9,612	9,076	7,995	9,458	10,223	10,503		10,214	9,626	9,636	9,832	10,073	10,235	9,761	10,473		10,388	10,240	9,572	8,770	9,728	10,289	10,812	10,520	10,387		10,258	10,157	10,076	9,997	10,058	10,658	10,480	$ 10,000
MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 18,788	18,383	17,579	16,809	16,877		16,556	15,729	16,095	16,187	17,118	16,962	16,427	15,959	16,221	15,616	16,027	15,516	15,237	15,150	14,386	13,164	13,720	14,205	14,771	14,308	13,686	14,290	13,898	13,562	13,851	12,813	12,803	11,507	10,920	12,047		12,647	12,047	13,279	13,180	14,092	14,002	14,254	14,978	14,248	14,944	14,585		15,021	14,761		14,650	14,817	14,349		13,930	13,617	13,318	13,462		12,864	11,137	11,600		11,910	11,327	11,069	10,705	10,258	9,636	11,120	12,225	12,486		12,093	11,958	11,543	11,222	11,520	11,668	11,015	11,570		11,254	11,184	10,906	10,233	10,755	10,769	11,700	11,599	11,828		11,544	11,686	11,955	11,688	11,903	12,465	11,870		11,682	11,561	11,388	11,112	11,116	10,804	10,823	10,440	10,181	9,908	9,769	9,493	9,179	9,366	9,562		9,446	9,439	8,984	9,296	9,381	9,117	8,560	8,720	9,399	9,528	9,678	8,977	9,457	10,208	10,000
MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Account Value	$ 17,776	17,012	16,088	15,939	16,594		16,695	16,153	16,544	15,948	16,314	15,944	15,549	15,302	14,969	14,384	14,875	14,422	13,829	13,748	13,118	12,010	12,382	12,916	13,288	12,818	12,115	12,246	12,073	11,711	12,057	11,251	11,711	10,868	10,250	11,335		11,768	11,000	12,013	11,999	13,043	12,766	13,105	13,781	13,251	13,578	12,919		13,476	13,147		13,057	12,887	12,689		12,158	11,841	11,573	11,626		11,110	9,891	10,138		10,475	9,871	9,375	9,085	8,706	7,864	9,091	9,890	10,001	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 20,869	19,860	18,684	18,811	19,934		20,198	19,651	20,130	19,014	19,188	18,787	18,342	18,122	17,494	16,667	17,377	16,835	15,982	15,718	15,035	13,777	14,073	14,777	15,016	14,549	13,647	13,588	13,379	12,905	13,228	12,446	13,207	12,508	11,571	12,745		13,287	12,165	13,260	13,235	14,500	13,981	14,412	15,199	14,547	14,648	13,689		14,357	13,933		13,610	13,300	13,207		12,538	12,012	11,690	11,809		11,372	10,250	10,530		10,946	10,212	9,667	9,478	9,047	8,019	9,149	9,970	9,974	$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 24,918	23,713	22,308	22,461	23,802		24,116	23,463	24,036	22,703	22,911	22,432	21,901	21,637	20,888	19,901	20,749	20,102	19,083	18,767	17,952	16,450	16,803	17,644	17,930	17,372	16,295	16,224	15,975	15,409	15,795	14,861	15,769	14,935	13,816	15,218		15,865	14,525	15,832	15,803	17,313	16,693	17,208	18,148	17,369	17,490	16,345		17,142	16,637		16,251	15,880	15,770		14,971	14,343	13,958	14,100		13,578	12,238	12,573		13,069	12,193	11,542	11,317	10,803	9,575	10,924	11,904	11,909		11,560	11,155	10,919	10,718	10,891	10,736	10,029	10,710		10,293	10,097	9,783	9,057	9,956	9,757	10,473	10,414	10,085	$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,732	32,100	30,199	30,405	32,220		32,646	31,762	32,537	30,733	31,015	30,366	29,647	29,290	28,276	26,940	28,087	27,212	25,832	25,405	24,301	22,268	22,746	23,885	24,271	23,516	22,058	21,963	21,625	20,859	21,381	20,117	21,347	20,217	18,703	20,600		21,476	19,663	21,432	21,393	23,437	22,598	23,295	24,566	23,513	23,677	22,126		23,206	22,521		21,998	21,497	21,347		20,266	19,416	18,895	19,087		18,381	16,567	17,020		17,692	16,505	15,624	15,320	14,623	12,962	14,788	16,115	16,121		15,649	15,101	14,781	14,509	14,743	14,534	13,577	14,498		13,934	13,668	13,243	12,261	13,478	13,208	14,177	14,097	13,652		13,163	13,082	12,774	12,726	13,057	13,557	12,823		12,682	12,305	12,024	11,781	11,745	11,508	11,437	11,278	11,164	11,151	10,725	10,525	10,321	9,952	10,137	$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 15,253	14,515	13,655	13,749	14,570		14,762	14,362	14,713	13,897	14,024	13,731	13,406	13,245	12,786	12,182	12,701	12,305	11,681	11,488	10,989	10,069	10,285	10,800	10,975	10,634	9,975	9,931	9,779	9,432	9,668	9,097	9,653	9,142	8,457	9,315		9,711	8,891	9,691	9,674	10,598	10,218	10,534	11,109	10,632	10,706	10,005		10,493	10,184	$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 15,982	15,209	14,308	14,406	15,266		15,468	15,049	15,416	14,562	14,695	14,388	14,047	13,878	13,397	12,764	13,308	12,893	12,239	12,037	11,514	10,551	10,777	11,317	11,500	11,142	10,451	10,406	10,246	9,883	10,130	9,532	10,114	9,579	8,862	9,760		10,175	9,316	10,155	10,136	11,104	10,707	11,037	11,640	11,140	11,218	10,484		10,995	10,670		10,423	10,185	10,114	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 10,411	9,907	9,321	9,384	9,945	$ 10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,822	32,187	30,268	30,473	32,360		32,993	31,983	32,991	30,934	31,162	30,531	29,880	29,335	28,454	27,170	28,421	27,533	26,119	25,833	24,532	22,439	23,050	24,203	24,679	23,825	22,302	22,216	21,982	21,409	21,922	20,509	21,785	20,704	19,135	21,091		21,908	20,029	21,858	21,887	24,045	23,290	23,891	25,385	24,423	24,801	23,230		24,321	23,647		23,253	22,694	22,591		21,483	20,740	20,111	20,201		19,331	17,235	17,615		18,281	17,046	16,130	15,769	14,969	13,218	15,326	16,692	16,711		16,242	15,647	15,317	15,053	15,366	15,141	14,147	15,126		14,545	14,336	13,849	12,754	14,063	13,787	14,883	14,858	14,354		13,893	13,803	13,424	13,373	13,647	14,169	13,460		13,327	12,934	12,658	12,356	12,333	12,104	11,996	11,875	11,750	11,742	11,321	11,112	10,899	10,432	10,663		10,646	10,619	10,214	10,193	10,014	9,952	9,297	9,300	9,857	10,063	10,008	9,275	9,553	10,167	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 15,692	14,932	14,048	14,144	14,989		15,187	14,775	15,136	14,297	14,428	14,126	13,792	13,626	13,154	12,532	13,066	12,659	12,017	11,818	11,305	10,359	10,581	11,111	11,291	10,939	10,261	10,217	10,060	9,704	9,946	9,358	9,930	9,405	8,700	9,583	$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 14,662	13,952	13,126	13,215	14,005		14,190	13,805	14,142	13,358	13,480	13,199	12,886	12,731	12,290	11,709	12,208	11,828	11,228	11,042	10,563	9,679	9,887	10,382	10,550	10,221	9,588	9,546	9,399	9,067	9,293	8,744	9,278	8,787	8,129	8,954		9,335	8,547	9,315	9,298	10,187	9,822	10,125	10,678	10,220	10,291	9,617	$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 23,635	22,491	21,160	21,304	22,576		22,874	22,255	22,798	21,534	21,731	21,277	20,773	20,523	19,812	18,876	19,680	19,067	18,100	17,801	17,027	15,603	15,938	16,736	17,006	16,477	15,456	15,389	15,152	14,616	14,981	14,096	14,957	14,166	13,105	14,434		15,048	13,777	15,017	14,990	16,421	15,834	16,322	17,213	16,475	16,590	15,503		16,260	15,780		15,414	15,062	14,958		14,200	13,604	13,239	13,374		12,879	11,608	11,925		12,396	11,565	10,948	10,734	10,246	9,082	10,362	11,291	11,296		10,965	10,581	10,356	10,166	10,330	10,183	9,513	10,159	$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 18,924	18,008	16,941	17,057	18,076		18,315	17,818	18,253	17,241	17,399	17,035	16,632	16,432	15,863	15,113	15,757	15,266	14,492	14,252	13,633	12,492	12,761	13,399	13,616	13,192	12,375	12,321	12,132	11,702	11,995	11,286	11,976	11,342	10,492	11,557		12,048	11,031	12,023	12,001	13,148	12,677	13,068	13,782	13,191	13,283	12,413		13,018	12,634		12,341	12,060	11,976		11,369	10,892	10,600	10,708		10,311	9,294	9,548	$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 17,774	16,914	15,912	16,021	16,977		17,202	16,736	17,144	16,194	16,342	16,000	15,621	15,434	14,899	14,195	14,800	14,338	13,611	13,387	12,805	11,733	11,985	12,585	12,789	12,391	11,623	11,573	11,395	10,991	11,266	10,600	11,248	10,653	9,855	10,855		11,316	10,361	11,293	11,272	12,349	11,907	12,275	12,944	12,389	12,476	11,659		12,227	11,867		11,591	11,327	11,248		10,678	10,230	9,956	10,057	$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,936	34,197	32,172	32,392	34,326		34,780	33,837	34,664	32,742	33,041	32,350	31,584	31,204	30,124	28,700	29,923	28,990	27,520	27,066	25,889	23,723	24,232	25,446	25,857	25,053	23,500	23,398	23,038	22,223	22,778	21,432	22,742	21,538	19,925	21,946		22,879	20,948	22,833	22,791	24,968	24,074	24,817	26,172	25,049	25,224	23,572		24,722	23,993		23,436	22,901	22,742		21,590	20,684	20,129	20,334		19,582	17,650	18,132		18,848	17,584	16,645	16,321	15,579	13,809	15,755	17,168	17,175		16,671	16,087	15,746	15,457	15,706	15,483	14,464	15,446		14,845	14,562	14,109	13,062	14,358	14,072	15,104	15,018	14,544		14,023	13,937	13,609	13,557	13,911	14,443	13,661		13,511	13,109	12,810	12,551	12,512	12,260	12,184	12,015	11,893	11,879	11,426	11,213	10,996	10,603	10,800		10,798	10,783	10,399	10,372	10,189	10,150	9,505	9,518	10,015	10,176	10,145	9,356	9,594	10,210	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 15,982	15,209	14,308	14,406	15,266		15,468	15,049	15,416	14,562	14,695	14,388	14,047	13,878	13,397	12,764	13,308	12,893	12,239	12,037	11,514	10,551	10,777	11,317	11,500	11,142	10,451	10,406	10,246	9,883	10,130	9,532	10,114	9,579	8,862	9,760		10,175	9,316	10,155	10,136	11,104	10,707	11,037	11,640	11,140	11,218	10,484		10,995	10,670		10,423	10,185	10,114	$ 10,000
MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Account Value	$ 25,923	24,810	23,461	23,244	24,200		24,347	23,556	24,127	23,257	23,792	23,251	22,675	22,316	21,829	20,977	21,693	21,033	20,167	20,050	19,131	17,514	18,057	18,836	19,378	18,693	17,668	17,859	17,606	17,079	17,583	16,407	17,079	15,850	14,948	16,530		17,162	16,042	17,519	17,498	19,020	18,617	19,111	20,098	19,325	19,802	18,840		19,652	19,172		19,041	18,793	18,505		17,730	17,269	16,878	16,955		16,203	14,425	14,784		15,277	14,395	13,672	13,249	12,697	11,468	13,258	14,423	14,584		14,088	13,752	13,386	13,110	13,429	13,390	12,567	13,359		12,923	12,762	12,430	11,520	12,393	12,214	13,204	13,147	13,044		12,662	12,731	12,715	12,595	12,871	13,435	12,717		$ 12,516	$ 12,278	$ 12,028	$ 11,800	$ 11,755	$ 11,436	$ 11,384	$ 11,138	$ 10,967	$ 10,834	$ 10,539	$ 10,258	$ 10,041	$ 9,966	$ 10,138		$ 10,076	$ 10,042	$ 9,627	$ 9,686	$ 9,674	$ 9,533	$ 8,875	$ 8,937	$ 9,510	$ 9,685	$ 9,766	$ 9,055	$ 9,395	$ 10,087	$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 26,422	$ 25,143	$ 23,654	$ 23,816	$ 25,238		$ 25,571	$ 24,878	$ 25,486	$ 24,073	$ 24,293	$ 23,785	$ 23,222	$ 22,943	$ 22,148	$ 21,102	$ 22,000	$ 21,314	$ 20,234	$ 19,900	$ 19,035	$ 17,442	$ 17,817	$ 18,709	$ 19,011	$ 18,420	$ 17,278	$ 17,203	$ 16,939	$ 16,339	$ 16,747	$ 15,757	$ 16,721	$ 15,836	$ 14,650	$ 16,136		$ 16,822	$ 15,402	$ 16,787	$ 16,757	$ 18,357	$ 17,700	$ 18,247	$ 19,242	$ 18,417	$ 18,545	$ 17,331		$ 18,177	$ 17,640		$ 17,231	$ 16,838	$ 16,721		$ 15,874	$ 15,208	$ 14,800	$ 14,951		$ 14,397	$ 12,977	$ 13,331		$ 13,858	$ 12,928	$ 12,238	$ 12,000	$ 11,454	$ 10,153	$ 11,583	$ 12,622	$ 12,627		$ 12,257	$ 11,828	$ 11,577	$ 11,365	$ 11,548	$ 11,384	$ 10,635	$ 11,356		$ 10,914	$ 10,706	$ 10,373	$ 9,604	$ 10,557	$ 10,346	$ 11,105	$ 11,042	$ 10,694		$ 10,310	$ 10,247	$ 10,006	$ 9,968	$ 10,228	$ 10,619	$ 10,044	$ 10,000